Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and other current liabilities
Employee benefit obligation	¥ 162,915	¥ 182,468
Share-based compensation liability	73,043	92,628
Other taxes payables	17,819	112,235
Deposits from suppliers	67,098	54,879
Other payables due to non-controlling interest shareholders	2,474
Other current liabilities	124,876	96,981
Total	¥ 448,225	¥ 539,191